INVESTMENT SECURITIES - Investment assets in debt securities through OCI pledged as collateral (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - COP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 6,988,500	$ 4,198,537
Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,662,608	4,029,816
Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,223,448	3,558,237
Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral		202,300
Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,116,290	3,195,548
Pledged in money market operations | Securities issued by other of the Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	24,554	63,605
Pledged in money market operations | Securities issued by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	42,068	57,182
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	40,536	39,602
Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	439,160	471,579
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	439,160	471,579
Pledged as derivative collateral instruments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	158,850	1,087
Pledged as derivative collateral instruments | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	158,850	1,087
Other collaterals
Disclosure of financial assets [line items]
Financial assets pledged as collateral	167,042	167,634
Other collaterals | Securities issued by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 167,042	$ 167,634